Organization and Principal Activities - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 08, 2017 shares	May 31, 2017 CNY (¥) shares	Feb. 28, 2017 shares	Aug. 31, 2018 $ / shares shares	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 $ / shares shares	Apr. 26, 2017 shares	Apr. 25, 2017 shares	Dec. 16, 2016 USD ($) $ / shares shares	Aug. 31, 2016 $ / shares	Jan. 27, 2016
Organization And Principal Activities [Line Items]
Date of incorporation of the company				Dec. 16, 2016
Share capital, issued				127,250,000		117,250,000	5,000,000,000	500,000,000	10
Share capital, par value | $ / shares				$ 0.00001		$ 0.00001			$ 0.00001	$ 0.00001
Authorized share capital | $									$ 50
Shares authorized									5,000,000,000
Share capital, outstanding	100,000,000		100,000,000	127,250,000		117,250,000	100,000,000	10,000,000
Net proceeds after deducting underwriting discount and offering cost | ¥					¥ 1,146,861
American Depositary Shares
Organization And Principal Activities [Line Items]
Stock issued during the period new issues, Shares		17,250,000
Net proceeds after deducting underwriting discount and offering cost | ¥		¥ 1,146,861
Impetus
Organization And Principal Activities [Line Items]
Shares issued for exchange of equity interest	99,999,990		99,999,990
Percentage of equity interest acquired	100.00%		100.00%								100.00%
Ms. M
Organization And Principal Activities [Line Items]
Percentage of shares held	72.60%
Ms. H
Organization And Principal Activities [Line Items]
Percentage of shares held	20.00%
Mr. He | Chief Executive Officer
Organization And Principal Activities [Line Items]
Percentage of shares held	7.40%